Basis of Presentation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements include results of operations and cash flows for D&I prospectively from June 11, 2013.
The Augusta Contribution and Blair Contribution were accounted for as transactions between entities under common control whereby Augusta and Blair's net assets were recorded at their historical cost. Therefore, the Partnership's historical financial information has been recast to combine Augusta and Blair with the Partnership as if the combination had been in effect since inception of the common control. Refer to Note 4 for additional disclosure regarding the Augusta Contribution and the Blair Contribution.